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        CitiFunds(SM)
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INTERMEDIATE
INCOME
     PORTFOLIO

SEMI-ANNUAL REPORT
APRIL 30, 2000




CitiFunds



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   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
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

TABLE OF CONTENTS


Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     4
 ................................................................................
Portfolio Highlights                                                           4
 ................................................................................
Fund Performance                                                               5
 ................................................................................

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO

Statement of Assets and Liabilities                                            6
 ................................................................................
Statement of Operations                                                        7
 ................................................................................
Statement of Changes in Net Assets                                             8
 ................................................................................
Financial Highlights                                                           9
 ................................................................................
Notes to Financial Statements                                                 11
 ................................................................................

U.S. FIXED INCOME PORTFOLIO

Portfolio of Investments                                                      15
 ................................................................................
Statement of Assets and Liabilities                                           18
 ................................................................................
Statement of Operations                                                       18
 ................................................................................
Statement of Changes in Net Assets                                            19
 ................................................................................
Financial Highlights                                                          19
 ................................................................................
Notes to Financial Statements                                                 20
 ................................................................................

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   During the six months ended April 30, 2000, the U.S. stock and bond markets were characterized by historic levels of volatility, leaving many investors with no clear indication of the future direction of the financial markets. Despite the ongoing strength and expansion of the U.S. and global economies, concerns regarding inflation and rising interest rates led to wide fluctuations in stock prices and turbulence in the bond market.

   Throughout the reporting period, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFundsSM Intermediate Income Portfolio with the goal of achieving its investment objectives of generating a high level of current income and preserving the value of its shareholders' investment.

   This report reviews the Fund's investment activities and performance during the reporting period and provides a summary of Citibank's perspective on and outlook for the U.S. bond market. Thank you for your continued confidence and participation in these challenging times.

Sincerely,

/s/ PHILIP W. COOLIDGE
----------------------
Philip W. Coolidge
President
May 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   MOST SECTORS OF THE U.S. BOND MARKET CONTINUED TO DECLINE OVER THE PAST SIX MONTHS. The U.S. economy continued to gain momentum, with Gross Domestic Product ("GDP") rising 7.3% during the fourth quarter of 1999 and an estimated 5.4% during the first quarter of 2000. This high level of economic growth caused concern among many investors regarding inflation. In an attempt to forestall a potential reacceleration of inflation, the Fed raised interest rates by 75 basis points during the reporting period.

   HIGHER INTEREST RATES CAUSED MOST SECTORS OF THE U.S. BOND MARKET TO DECLINE. Many bonds were also affected by changing supply-and-demand influences, including the federal government's announcement that it intends to buy back roughly $30 billion of long-term U.S. Treasury bonds. This created an unusual condition in the bond market called an inverted yield curve. An inverted yield curve represents an occurrence whereby longer-term bonds offer lower yields than short-term bonds. In addition, the increased volatility of the stock market created a "flight to quality" among many risk-averse investors, causing the yield differences, or spreads, between high-quality and lower-quality bonds to widen.

   In this challenging and dynamic bond market, the Fund's management team maintained the Portfolio's average duration modestly shorter than the averages. Duration is a measure of sensitivity to changing interest rates. This defensive duration management strategy was intended to help management maintain the flexibility required to capture higher yields as they became available while interest rates rose.

   ADDITIONALLY, THE MANAGERS MAINTAINED AN EMPHASIS ON HIGH-QUALITY CORPORATE BONDS, MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES THROUGHOUT MOST OF THE REPORTING PERIOD. The Fund, in line with its investment objective, can invest in U.S. debt securities considered investment grade. Investment grade securities are those rated Baa3 or better by Moody's or BBB or better by Standard & Poor's.

   The credit ratings assigned to the Portfolio's holdings averaged AA+, helping the Fund's credit quality to remain quite high throughout the six-month reporting period. In the view of the investment team, these types of bonds offered competitive values and the highest yield potential with less risk. However, please note that there is no guarantee that the Portfolio's average holding will continue to be rated AA+. Within the Fund's corporate bond holdings, however, management moved to a more defensive position by selling some of the holdings with longer-term maturities and reinvesting the proceeds in high-quality corporate bonds with shorter maturities.

   Looking ahead, the Fund's managers remain cautiously optimistic about bond market opportunities. Despite the recent release of economic statistics that may suggest increasing inflation, the managers continue to believe that, ultimately, inflationary pressures should stay under control. In fact, managers anticipate the Fed is likely to raise interest rates only once or twice again this year. The managers' most likely strategy under these expectations would be to increase the Fund's exposure to the higher-yielding sectors of the bond market, subject to the limitation that the Fund may only purchase debt securities that are investment grade at the time of purchase, and to extend the Fund's average duration to lock in prevailing high yields for as long as deemed prudent. And while no guarantees can be made, the managers are confident that this more aggressive strategy could benefit the Fund over the long term.

FUND FACTS

FUND OBJECTIVE

To generate a high level of current income and preserve the value of its shareholders' investments.

INVESTMENT MANAGER                       DIVIDENDS
U.S. Fixed Income Portfolio              Paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
June 25, 1993                            Distributed semi-annually, if any

NET ASSETS AS OF 4/30/00                 BENCHMARKS
Class A  shares                          o Lipper Intermediate Investment
$40.7  million                             Grade Funds Average*
Class B shares                           o Lehman Aggregate Bond Index**
$1.9 million

 *The  Lipper   Intermediate   Investment   Grade  Funds  Average  reflects  the
  performance (excluding sales charges) of mutual funds with similar objectives.

**The Lehman Aggregate Bond Index is an unmanaged index of U.S. Government and corporate bonds representing a broad measure of the performance of taxable bonds in the U.S. market with maturities of at least one year.

PORTFOLIO HIGHLIGHTS

PORTFOLIO DIVERSIFICATION AS OF APRIL 30, 2000

            [Table below represents pie chart in its printed piece.]

Corporate      U.S.        Preferred     *Short-     Asset-Backed     Mortgage
  Bonds   Treasury Issues    Stock        Term        Securities     Obligations

  28%           15%           2%           (9%)          26%              38%




*Includes cash and net other assets

FUND PERFORMANCE

TOTAL RETURNS

                                                                        SINCE
                                               SIX    ONE     FIVE      6/25/93
ALL PERIODS ENDING APRIL 30, 2000           MONTHS**  YEAR    YEARS*  INCEPTION*
-------------------------------------------------------------------------------
CitiFunds Intermediate Income Portfolio
 (Class A) without sales charge              0.24%   (0.80)%  5.42%     4.58%
Lipper Intermediate Investment Grade
 Funds Average                               0.84%    0.10%   5.84%     4.71%+
Lehman Aggregate Bond Index                  1.41%    1.26%   6.79%     5.84%+
CitiFunds Intermediate Income Portfolio
 (Class A) with a maximum sales charge
 of 4.50%                                   (4.27)%  (5.27)%  4.46%     3.88%
CitiFunds Intermediate Income Portfolio
 (Class B) without deferred sales charge    (0.01)%  (1.29)%  --       (1.79)%#
Lipper Intermediate Investment Grade
 Funds Average                               0.84%    0.10%   --       (0.47)%++
Lehman Aggregate Bond Index                  1.41%    1.26%   --       (0.80)%++
CitiFunds Intermediate Income Portfolio
 (Class B) with a maximum deferred sales
 charge of 4.50%                            (4.51)%  (5.73)%  --       (5.16)%#

 * Average Annual Total Return
** Not Annualized
 + From 6/30/93
++ From 12/31/98
 # From 1/4/99

30-Day SEC Yield Class A                 6.19%
30-Day SEC Yield Class B                 5.71%

GROWTH OF A $10,000 INVESTMENT
A $10,000 investment in the Fund made on inception date would have grown to $12,981 with sales charge (as of 4/30/00). The graph shows how this compares to its benchmarks over the same period.

         [The figures below represent line graph in its printed piece.]

6/25/93  9550
         9579     10000    10000
         9620     10042    10057
         9860     10228    10233
         9937     10268    10261
         9947     10301    10299
         9785     10209    10211
         9835     10257    10266
         9975     10387    10405
         9755     10202    10224
         9519     9980     9971
4/30/94  9424     9890     9891
         9398     9875     9890
         9368     9856     9869
         9527     10004    10065
         9553     10024    10077
         9393     9911     9929
         9357     9896     9920
         9321     9867     9898
         9395     9914     9967
         9570     10072    10164
         9788     10281    10406
         9857     10345    10469
4/30/95  9969     10478    10616
         10438    10848    11027
         10497    10916    11107
         10448    10887    11083
         10542    11009    11217
         10657    11106    11326
         10695    11244    11473
         10801    11401    11645
         10941    11546    11808
         10991    11622    11886
         10772    11423    11679
         10687    11345    11597
4/30/96  10613    11276    11532
         10584    11256    11509
         10739    11384    11664
         10756    11410    11695
         10725    11401    11675
         10928    11587    11878
         11167    11821    12142
         11360    12016    12350
         11239    11910    12235
         11292    11805    12273
         11320    11829    12303
         11181    11705    12167
4/30/97  11354    11857    12349
         11444    11959    12467
         11570    12092    12615
         11858    12403    12956
         11743    12294    12846
         11910    12465    13034
         12117    12522    13223
         12111    12557    13284
         12236    12670    13418
         12433    12833    13590
         12402    12815    13580
         12448    12861    13626
4/30/98  12490    12916    13697
         12622    13031    13827
         12729    13125    13944
         12733    13147    13974
         12972    13307    14201
         13250    13601    14534
         13162    13502    14457
         13180    13564    14539
         13223    13609    14583
         13299    13696    14686
         12975    13441    14429
         13064    13538    14509
4/30/99  13086    13579    14588
         12961    13438    14460
         12890    13388    14414
         12803    13450    14352
         12771    13428    14345
         12945    13562    14511
         12950    13580    14565
         12968    13591    14563
         12909    13533    14493
         12830    13483    14446
         12960    13614    14620
         13134    13771    14813
4/30/00  12981    13695    14770


CitiFunds Intermediate Income Fund
Lipper Intermediate Investment Grade Funds Average
Lehman Aggregate Bond Index


The graph includes the initial maximum sales charge on the Fund (no comparable charge exists for the indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Total returns reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, total returns would be lower. The maximum sales charge of 4.50% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2000 (Unaudited)
================================================================================
ASSETS:
Investment in U.S. Fixed Income Portfolio at value (Note 1A)       $42,658,288
Receivable from Sub-Administrator                                       60,396
Receivable for shares of beneficial interest sold                        6,001
--------------------------------------------------------------------------------
  Total assets                                                      42,724,685
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                   68,519
Dividends payable                                                       22,591
Accrued expenses and other liabilities                                  59,322
--------------------------------------------------------------------------------
  Total liabilities                                                    150,432
--------------------------------------------------------------------------------
NET ASSETS                                                         $42,574,253
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $49,624,363
Accumulated net realized loss                                       (5,449,486)
Unrealized depreciation                                             (1,743,742)
Undistributed net investment income                                    143,118
--------------------------------------------------------------------------------
  Total                                                            $42,574,253
================================================================================
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share ($40,689,857/4,468,938 shares outstanding)     $9.11
Offering price per share ($9.11 / 0.955)                                 $9.54*
================================================================================
CLASS B SHARES:
Net Asset Value per share and offering price ($1,884,396/206,477
  shares outstanding)                                                    $9.13**
================================================================================
 * Based upon single purchases of less than $25,000.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See notes to financial statements

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B):
Interest Income from U.S. Fixed Income Portfolio    $ 1,680,881
Dividend Income from U.S. Fixed Income Portfolio         28,831
Allocated Expenses from U.S. Fixed Income Portfolio     (96,793)
--------------------------------------------------------------------------------
                                                                    $ 1,612,919
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                 84,149
Service fees Class A (Note 3)                            57,585
Service fees Class B (Note 3)                             7,564
Transfer agent fees                                      33,642
Custody and fund accounting fees                         17,825
Shareholder reports                                      17,203
Legal fees                                               12,110
Audit fees                                                9,342
Trustees fees                                             8,139
Other                                                    21,623
--------------------------------------------------------------------------------
  Total expenses                                        269,182
Less expenses assumed by the Sub-Administrator (Note 6) (60,396)
Less aggregate amounts waived by the Manager (Note 2)   (84,149)
--------------------------------------------------------------------------------
  Net expenses                                                          124,637
--------------------------------------------------------------------------------
Net investment income                                                 1,488,282
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
FROM U.S. FIXED INCOME PORTFOLIO:
Net realized loss from investment transactions       (2,025,193)
Net realized gain on futures transactions                95,366
Unrealized appreciation of
  investments and futures contracts                     527,856
--------------------------------------------------------------------------------
Net realized and unrealized loss from
  U.S. Fixed Income Portfolio                                        (1,401,971)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $    86,311
================================================================================

See notes to financial statements

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       SIX MONTHS
                                                          ENDED      YEAR ENDED
                                                     APRIL 30, 2000 OCTOBER 31,
                                                       (Unaudited)      1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                 $  1,488,282  $  3,896,464
Net realized loss                                       (1,929,827)   (1,275,483)
Unrealized appreciation (depreciation)                     527,856    (3,954,983)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                           86,311    (1,334,002)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income (Class A)                         (1,464,385)   (3,638,279)
Net investment income (Class B)                            (58,760)      (80,204)
--------------------------------------------------------------------------------
Decrease in net assets from
  distributions to shareholders                         (1,523,145)   (3,718,483)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST (Note 5):
CLASS A
Net proceeds from sale of shares                           738,559    26,451,535
Net asset value of shares issued to shareholders
  from reinvestment of distributions                     1,464,385     3,587,003
Cost of shares repurchased                             (12,160,417)  (49,885,122)
--------------------------------------------------------------------------------
  Total Class A                                         (9,957,473)  (19,846,584)
--------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                           104,276     3,269,414
Net asset value of shares issued to shareholders
  from reinvestment of distributions                        50,838        62,923
Cost of shares repurchased                                (557,505)     (850,681)
--------------------------------------------------------------------------------
  Total Class B                                           (402,391)    2,481,656
--------------------------------------------------------------------------------
Net decrease in net assets from
  transactions in shares of beneficial interest        (10,359,864)  (17,364,928)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                             (11,796,698)  (22,417,413)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                     54,370,951    76,788,364
--------------------------------------------------------------------------------
End of period (including undistributed
  net investment income of $143,118
  and $177,981, respectively)                         $ 42,574,253  $ 54,370,951
================================================================================

* January 4, 1999 (Commencement of Operations).

See notes to financial statements

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                           CLASS A
                                -------------------------------------------------------------------
                                  SIX MONTHS               TEN
                                    ENDED       YEAR      MONTHS
                                   APRIL 30,   ENDED       ENDED         YEAR ENDED DECEMBER 31,
                                    2000     OCTOBER 31, OCTOBER 31, ------------------------------
                                 (Unaudited)    1999       1998       1997    1996    1995    1994
===================================================================================================
Net Asset Value,
  beginning of period               $ 9.38      $10.00      $ 9.72    $9.48   $9.77   $8.91   $9.88
---------------------------------------------------------------------------------------------------
Income From Operations:
Net investment income                0.321       0.508+      0.447    0.575    0.54    0.57   0.521
Net realized and unrealized
  gain (loss) on investments        (0.298)     (0.666)      0.272    0.239   (0.29)   0.86  (0.959)
---------------------------------------------------------------------------------------------------
    Total from operations            0.023      (0.158)      0.719    0.814    0.25    1.43  (0.438)
---------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income               (0.293)     (0.462)     (0.439)  (0.574)  (0.54)  (0.57) (0.516)
Net realized gain on
  investments                           --          --          --       --      --      --  (0.016)
---------------------------------------------------------------------------------------------------
    Total distributions             (0.293)     (0.462)     (0.439)  (0.574)  (0.54)  (0.57) (0.532)
---------------------------------------------------------------------------------------------------
Net Asset Value,
  end of period                     $ 9.11      $ 9.38      $10.00    $9.72   $9.48   $9.77   $8.91
===================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                  $40,690     $52,025     $76,788  $36,702 $43,919 $49,618 $47,582
Ratio of expenses to
  average net assets(A)               0.90%       0.90%       0.91%*   0.92%   0.90%   0.90%   0.90%
Ratio of expenses to average
  net assets after fees
  paid indirectly(A)                  0.90%*      0.90%       0.90%*   0.90%   0.90%   0.90%   0.90%
Ratio of net investment income
  to average net assets               6.21%*      5.20%       5.30%*   5.92%   5.72%   5.97%   5.52%
Portfolio turnover(B)                   --          --         120%     146%    495%    396%    291%
Total return                          0.24%**    (1.61)%      7.57%**  8.87%   2.73%  16.45%  (4.48)%

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
  per share                         $0.291      $0.467+     $0.412   $0.522   $0.50   $0.52  $0.475
RATIOS:
Expenses to average
  net assets(A)                       1.50%*      1.32%       1.33%*   1.47%   1.39%   1.42%   1.39%
Net investment income to
  average net assets                  5.61%*      4.78%       4.88%*   5.37%   5.23%   5.45%   5.03%
===================================================================================================

  * Annualized
 ** Not Annualized
  + The per share amounts were computed  using monthly  average of shares during the period.
(A) The expense ratios for the year ended December 31, 1995 and the periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended before December 31, 1995 have not been adjusted to reflect this change.
(B) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

See notes to financial statements

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
                                                              CLASS B
                                              ----------------------------------
                                                  SIX MONTHS    JANUARY 4, 1999
                                                    ENDED        (COMMENCEMENT
                                               APRIL 30, 2000  OF OPERATIONS) TO
                                                (Unaudited)    OCTOBER 31, 1999
================================================================================
Net Asset Value,
  beginning of period                             $  9.40          $  9.95
--------------------------------------------------------------------------------
Income From Operations:
Net investment income                               0.348            0.384+
Net realized and unrealized
  gain (loss) on investments                       (0.348)          (0.617)
--------------------------------------------------------------------------------
    Total from operations                              --           (0.233)
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                            (0.270)          (0.317)
--------------------------------------------------------------------------------
Net Asset Value,
  end of period                                    $ 9.13           $ 9.40
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)          $1,884           $2,346
Ratio of expenses to average net assets             1.40%*           1.40%*
Ratio of net investment income to average
  net assets                                        5.71%*           4.70%*
Total return                                      (0.01)%**        (2.35)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                    $0.317           $0.343+
RATIOS:
Expenses to average net assets                      2.00%*           1.82%*
Net investment income to average net assets         5.11%*           4.28%*
================================================================================
  * Annualized
 ** Not Annualized
  + The per share amounts were computed using monthly average of shares during the period.

See notes to financial statements

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Intermediate Income Portfolio (the "Fund") is a separate diversified series of CitiFunds Fixed Income Trust (the "Trust") which is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in U.S. Fixed Income Portfolio (the "Portfolio") a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (approximately 20.4% at April 30, 2000) in the net assets of the Portfolio. The Investment Manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.

   The Fund offers Class A and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Class A shares have a front-end, or initial sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay higher ongoing distribution fees than Class A, and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their own pro-rata share of the net assets of the Fund if the Fund were liquidated. Class A shares have lower expense ratios than Class B shares. For the six months ended April 30, 2000, CFBDS, acting as the distributor, received $1,236 from sales of Class A and $1,280 in deferred sales charges from redemptions of Class B shares.

   The financial statements of the Portfolio, including the portfolio of investments are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

   A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $3,181,151 of which $1,142,935 will expire on October 31, 2002, $1,075,574 which will expire on October 31, 2004 and $962,642 which will expire on October 31, 2007. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

   D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   E. Distributions Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

   F. Other All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup Inc.

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

   The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.35% of the Fund's average daily net assets. The management fee amounted to $84,149 all of which was voluntarily waived for the six months ended April 30, 2000.

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $57,585 for the six months ended April 30, 2000. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 0.75% of the average daily net assets represented by Class B shares of the Fund. The Service fees for Class B shares amounted to $7,564 for the six months ended April 30, 2000. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2000, aggregated $838,613 and $12,883,327, respectively.

CITIFUNDS INTERMEDIATE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                  SIX MONTHS
                                                     ENDED          YEAR ENDED
                                                APRIL 30, 2000      OCTOBER 31,
                                                  (Unaudited)          1999
================================================================================
CLASS A
Shares sold                                         77,975          2,671,683
Shares issued to shareholders from
  reinvestment of distributions                    160,042            370,289
Shares repurchased                              (1,315,979)        (5,171,440)
--------------------------------------------------------------------------------
    Class A net decrease                        (1,077,962)        (2,129,468)
================================================================================
CLASS B*
Shares sold                                         11,265            333,168
Shares issued to shareholders from
  reinvestment of distributions                      5,488              6,600
Shares repurchased                                 (59,900)           (90,144)
--------------------------------------------------------------------------------
    Class B net increase (decrease)                (43,147)           249,624
================================================================================
* January 4, 1999 (Commencement of Operations).

6. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the six months ended April 30, 2000 which amounted to $60,396.

U.S. FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS April 30, 2000
(Unaudited)

                              PRINCIPAL
                                AMOUNT
ISSUER                      (000'S OMITTED)            VALUE
--------------------------------------------------------------------------------
FIXED INCOME -- 107.3%
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 26.4%
--------------------------------------------------------------------------------
Aames Mortgage Trust
  6.59% due 6/15/24             $3,389              $3,364,803
Aircraft Financial Trust
  8.00% due 5/15/24              5,000               4,573,700
Amresco Residential
  Securities
  6.245% due 4/25/22             2,973               2,948,849
Asset Securitization Corp.,
  Series 95
  7.384% due 8/13/29             3,500               3,419,395
Asset Securitization Corp.,
  Series 97
  6.50% due 2/14/41              2,291               2,248,724
First Union, Lehman
  Brothers
  6.479% due 3/18/04             3,188               3,120,112
GE Capital Mortgage
  Services, Inc.
  5.905% due 10/25/13            2,000               1,969,220
  7.00% due 10/25/23             1,979               1,857,711
GMAC Commercial
  Mortgage Inc.
  6.42% due 8/15/08              1,110               1,021,766
  6.83% due 12/15/03             3,037               3,023,232
  7.724% due 12/15/09            4,500               4,496,096
Green Tree Financial Corp.
  6.71% due 8/15/29              3,850               3,573,378
  8.05% due 10/15/27             5,000               4,915,600
  8.41% due 12/01/30             3,000               2,843,430
IMC Home Equity Loan
  Trust
  6.16% due 5/20/14              1,441               1,433,937
JP Morgan Commercial
  Mortgage Financial Corp.
  6.373% due 1/15/30             1,927               1,871,484
Merrill Lynch Mortgage Co.
  6.95% due 6/18/29              1,558               1,534,566
Morgan Stanley Capital
  Investment Inc.
  6.44% due 11/15/02             3,262               3,204,888
Nissan Auto Receivables
  Grantor
  6.15% due 2/15/03                733                 727,402
Nomura Asset
  Securitization Corp.
  8.15% due 3/04/20              3,000               3,029,340
                                                  ------------
                                                    55,177,633
                                                  ------------
FOREIGN CORPORATIONS -- 5.4%
--------------------------------------------------------------
Merita Bank PLC
  6.50% due 4/01/09              2,415               2,178,378
Pemex Financial Ltd.
  9.03% due 2/15/11              2,175               2,215,651
Quebec Province CDA
  7.50% due 9/15/29              2,235               2,185,495
Telefonica de Argentina
  9.125% due 5/07/08             2,360               2,242,000
YPF Sociedad Anonima
  7.25% due 3/15/03              2,425               2,338,859
                                                  ------------
                                                    11,160,383
                                                  ------------
DOMESTIC CORPORATIONS -- 19.4%
--------------------------------------------------------------------------------
Abitibi Consolidated Inc.
  8.50% due 8/01/29              2,660               2,444,088
Ahold Financial U.S.A. Inc.
  6.875% due 5/01/29             1,785               1,497,419
BB&T Corp.
  6.375% due 6/30/05             2,280               2,129,018
Conseco Inc.
  6.40% due 6/15/01                660                 468,600
Dayton Hudson Corp.
  6.65% due 8/01/28              2,200               1,845,514
Delta Airlines Inc.
  8.30% due 12/15/29             3,000               2,683,110
Donaldson, Lufkin & Jenrette
  5.875% due 4/01/02             1,885               1,818,064
Dynegy Inc.
  7.45% due 7/15/06              2,095               2,001,988
Ford Motor Co.
  7.375% due 10/28/09            2,315               2,237,725
Knight Ridder Inc.
  6.875% due 3/15/29             2,355               2,043,601
Lehman Brothers
  Holdings, Inc.
  7.75% due 1/15/05              2,090               2,091,296
Lockheed Martin Corp.
  7.95% due 12/01/05             2,175               2,130,543
MCI Communications Corp.
  6.50% due 4/15/10              2,300               2,093,943
Morgan Stanley Dean
  Witter & Co.
  5.625% due 1/20/04             2,350               2,203,477
National Rural Utilities
  6.20% due 2/01/08              2,040               1,864,417
Osprey Trust Inc.
  8.31% due 1/15/03              2,220               2,201,352
Popular North America, Inc.
  6.875% due 6/15/01             2,195               2,171,630
Raytheon Co.
  7.90% due 3/01/03              2,255               2,216,124
St. Paul Cos Inc.
  7.875% due 4/15/05             2,150               2,104,506
Saks Inc.
  8.25% due 11/15/08             2,415               2,179,538
                                                  ------------
                                                    40,425,953
                                                  ------------

U.S. FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued) April 30, 2000
(Unaudited)

                              PRINCIPAL
                                AMOUNT
ISSUER                      (000'S OMITTED)            VALUE
--------------------------------------------------------------------------------
MORTGAGE OBLIGATIONS -- 38.2%
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS -- 10.0%
--------------------------------------------------------------------------------
Asset Backed
  Securitization Corp.,
  6.64% due 12/25/27           $ 2,500              $2,267,975
CMC Securitization Corp.,
  Series 97
  7.00% due 10/25/27               541                 536,739
CWMBS Inc., Series 98
  6.50% due 7/25/13              2,122               1,961,823
Chase Mortgage Financial
  Trust
  6.50% due 9/25/13              1,970               1,818,946
Chase Mortgage Financial
  Trust
  7.25% due 2/25/30              2,500               2,361,675
Credit Suisse First Boston
  Mortgage
  7.29% due 9/15/09              3,900               3,788,099
Federal Home Loan
  Mortgage Corp.
  6.00% due 1/15/24              1,000                 921,250
  6.25% due 6/15/24              3,440               3,245,330
Federal National Mortgage
  Association
  7.412% due 8/17/21             2,941               2,901,344
Government National
  Mortgage Association
  7.25% due 10/16/22               848                 845,916
Residential Asset
  Securitization Trust
  7.00% due 2/25/08                272                 271,197
                                                  ------------
                                                    20,920,294
                                                  ------------
MORTGAGE BACKED
SECURITIES/PASSTHROUGHS -- 20.0%
--------------------------------------------------------------------------------
Federal Home Loan
  Mortgage Corp.
  6.00% due TBA*                 1,000                 907,188
  6.00% due 8/01/00              1,541               1,530,296
  7.50% due TBA*                 3,700               3,615,011
  8.50% due 4/01/01                  3                   3,401
                                                  ------------
                                                     6,055,896
                                                  ------------
Federal National
  Mortgage Association
  5.50% due TBA*                 5,000               4,354,688
  6.50% due TBA*                 7,000               6,531,840
  6.50% due 4/01/29              3,818               3,566,195
  6.50% due 5/01/29              4,314               4,025,161
  7.00% due 6/01/03                168                 166,313
  7.00% due 7/01/03                273                 269,660
  7.50% due TBA*                 5,700               5,653,716
  7.50% due TBA*                11,400              11,154,188
  8.00% due 6/01/02                  4                   4,271
                                                  ------------
                                                    35,726,032
                                                  ------------
GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION -- 8.2%
--------------------------------------------------------------------------------
6.50% due TBA*                  12,400              11,613,375
7.00% due 2/15/24                3,457               3,337,462
8.00% due TBA                    2,000               2,004,375
8.00% due 12/15/07                  34                  34,145
                                                  ------------
                                                    16,989,357
                                                  ------------
TOTAL MORTGAGE OBLIGATIONS                          79,691,579
                                                  ------------
YANKEE BONDS -- 3.2%
--------------------------------------------------------------------------------
Corporacion Andina
  de Fomento
  7.75% due 3/01/04              2,180               2,145,033
Empresa Nacional
  7.75% due 7/15/08              1,105               1,026,534
Imperial Tobacco Overseas
  7.125% due 4/01/09             2,705               2,363,683
TPSA Financial
  7.75% due 12/10/08             1,305               1,245,604
                                                  ------------
                                                     6,780,854
                                                  ------------
UNITED STATES GOVERNMENT
AND OTHER GOVERNMENT
OBLIGATIONS -- 14.7%
--------------------------------------------------------------------------------
UNITED STATES TREASURY
BONDS -- 7.0%
--------------------------------------------------------------------------------
8.125% due 8/15/19               5,415               6,506,447
3.625% due 4/15/28               4,091               3,921,111
3.875% due 4/15/29               2,580               2,585,851
6.125% due 8/15/29               1,575               1,578,685
                                                  ------------
                                                    14,592,094
                                                  ------------
UNITED STATES TREASURY
NOTES -- 7.7%
--------------------------------------------------------------------------------
5.50% due 12/31/00                 110                 109,278
6.50% due 5/31/01                1,150               1,149,275
5.875% due 11/15/04                300                 292,077
6.875% due 5/15/06               3,480               3,536,550
6.625% due 5/15/07               4,540               4,569,782
6.50% due 2/15/10                6,260               6,384,198
                                                  ------------
                                                    16,041,160
                                                  ------------
TOTAL UNITED STATES
  GOVERNMENT AND OTHER
  GOVERNMENT OBLIGATIONS                            30,633,254
                                                  ------------

U.S. FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS April 30, 2000
(Unaudited)

ISSUER                   SHARES         VALUE
--------------------------------------------------------------------------------
TOTAL FIXED INCOME
  (Identified Cost
  $231,652,313)                     $223,869,656
                                    ------------
PREFERRED STOCK -- 1.5%
--------------------------------------------------------------------------------
Comed Financing I
  (Identified Cost
  $3,531,870)                 138      3,121,752
                                    ------------
SHORT-TERM OBLIGATIONS -- 12.0%
--------------------------------------------------------------------------------
First Union National Bank
  Repurchase  Agreement
  5.84% due 5/01/00
  proceeds at maturity
  $24,467,902 (collateralized
  by $7,250,000 Federal
  Home Loan Mortgage
  5.88% due 2/10/03,
  valued at $7,068,750;
  $17,660,000
  Federal Home Loan Bank,
  6.00% due 11/15/01,
  valued at $17,880,750)              24,456,000


                             PRINCIPAL
                              AMOUNT
ISSUER                     (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
United States Treasury Bills
  5.725% due 6/22/00          $  688         $   682,311
                                             -----------
Total Short-Term Obligations
  (Identified Cost
  $25,138,311)                                25,138,311
                                             -----------
TOTAL INVESTMENTS
  (Identified Cost
  $260,322,494)                120.8%        252,129,719
OTHER ASSETS,
  LESS LIABILITIES             (20.8)        (43,408,092)
                              ------        ------------
NET ASSETS                     100.0%       $208,721,627
                              ======        ============

*TBA's are mortgage-backed securities traded under delayed delivery commitments;
 settling after April 30, 2000. Although the unit price for the trade has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2% from the principal amount. Income on TBA's is not earned until the settlement date.


FUTURES CONTRACTS
--------------------------------------------------------------------------------
Futures contracts which were open at April 30, 2000 are as follows :

                                         AGGREGATE
DESCRIPTION/              NUMBER OF    FACE VALUE OF    EXPIRATION    UNREALIZED
POSITION                  CONTRACTS      CONTRACTS        DATE       GAIN/(LOSS)
--------------------------------------------------------------------------------
U.S. Long Bond (Sell)       (40)       $ (4,000,000)    June 2000     $(12,500)
U.S. Ten Year Note (Sell)  (207)        (20,700,000)    June 2000      (25,875)
                                                                      --------
                                                                      $(38,375)
                                                                      ========
See notes to financial statements

U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2000 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $235,184,183) $226,991,408 Short-term obligations at value (Note 1A)
  (Identified Cost, $25,138,311)                                      25,138,311
Cash                                                                         942
Interest receivable                                                    2,226,735
Receivable for investments sold                                        3,148,672
--------------------------------------------------------------------------------
  Total assets                                                       257,506,068
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     48,601,679
Payable for daily variations on futures contracts                         38,375
Payable to affiliates--Management Fee (Note 2)                            53,503
Accrued expenses and other liabilities                                    90,884
--------------------------------------------------------------------------------
  Total liabilities                                                   48,784,441
--------------------------------------------------------------------------------
NET ASSETS                                                          $208,721,627
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                            $208,721,627
================================================================================


U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B):
Interest Income                                      $8,629,382
Dividend Income                                         146,257
--------------------------------------------------------------------------------
                                                                    $ 8,775,639
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                435,080
Custody and fund accounting fees                         75,603
Audit fees                                               23,385
Trustees fees                                             8,406
Legal fees                                                6,537
Other                                                     1,243
--------------------------------------------------------------------------------
  Total expenses                                        550,254
Less aggregate amount waived by management (Note 2)     (52,974)
--------------------------------------------------------------------------------
Net expenses                                                            497,280
--------------------------------------------------------------------------------
Net investment income                                                 8,278,359
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Unrealized appreciation of investments and
 futures contracts                                    2,621,249
Net realized gain from futures and
 options transactions                                   549,362
Net realized loss from investment transactions      (10,417,359)
--------------------------------------------------------------------------------
Net realized and unrealized loss on investments                      (7,246,748)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 1,031,611
================================================================================

See notes to financial statements

U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE PERIOD
                                                 SIX MONTHS    NOVEMBER 1, 1998
                                                    ENDED      (COMMENCEMENT OF
                                               APRIL 30, 2000   OPERATIONS) TO
                                                 (Unaudited)   OCTOBER 31, 1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income                           $  8,278,359        $11,466,863
Net realized loss from investment and
  futures transactions                            (9,867,997)        (5,810,514)
Unrealized appreciation (depreciation)
  of investments                                   2,621,249         (7,440,597)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         1,031,611        (1,784,248)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)                2,562,211       452,433,828
Value of withdrawals                              (86,407,793)     (159,113,982)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                       (83,845,582)      293,319,846
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS             (82,813,971)      291,535,598
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               291,535,598                --
--------------------------------------------------------------------------------
End of period                                    $208,721,627      $291,535,598
================================================================================


U.S. FIXED INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                FOR THE PERIOD
                                                 SIX MONTHS    NOVEMBER 1, 1998
                                                    ENDED      (COMMENCEMENT OF
                                               APRIL 30, 2000   OPERATIONS) TO
                                                 (Unaudited)   OCTOBER 31, 1999
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)          $208,722         $291,536
Ratio of expenses to average net assets                0.40%*           0.40%
Ratio of net investment income to average
  net assets                                           6.66%*           6.04%
Portfolio turnover                                     1.58%             253%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees and assumed Portfolio expenses for the periods indicated and had expenses been limited to that required by certain state securities law for the period ended December 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                         0.44%*             --
Net investment income to average net assets            6.62%*             --
================================================================================
* Annualized

See notes to financial statements

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES U.S. Fixed Income Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on November 1, 1998. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Administrator.

   On November 1, 1998, CitiFunds Intermediate Income Portfolio transferred all of its investable assets in the amount of $76,788,364 including $1,683,386 of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. Also, on May 3, 1999, the Intermediate Income Portfolio transferred all of its investable assets in the amount of $153,278,329 including $1,000,795 of unrealized depreciation to the Portfolio in exchange for an interest in the Portfolio. Additionally, on August 1, 1999, the Balanced Portfolio transferred a portion of its investable assets in the amount of $113,810,272 including $3,978,434 of unrealized depreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets along with current period contributions are included in the "Proceeds from contributions" on the Statement of Changes in Net Assets.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturity in sixty days or less) are valued at amortized cost; which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as ordinary income.

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   E. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   F. TBA Purchase Commitments The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBApurchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.

   Although the Portfolio will generally enter into TBApurchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.

   G. Futures Contracts The Portfolio may engage in futures transactions. The Portfolio may use futures contracts in order to protect the Portfolio from fluctuations in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio's portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other fund investments.

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

   H.  Other  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The management fees paid to Citibank amounted to $435,080 of which $52,974 was voluntarily waived for the six months ended April 30, 2000. The management fees are computed at the annual rate of 0.35% of the Portfolio's average daily net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  short-term   obligations,   aggregated   $444,017,085   and   $537,250,502
respectively, for the six months ended April 30, 2000.

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

   4.  FEDERAL  INCOME  TAX  BASIS  OF  INVESTMENTs   The  cost  and  unrealized
appreciation (depreciation) in value of the investment securities owned at April 30, 2000, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $260,322,494
================================================================================
Gross unrealized appreciation                                      $    187,812
Gross unrealized depreciation                                        (8,380,587)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $ (8,192,775)
================================================================================


   5. LINE OF CREDIT The Portfolio, along with various other portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 2000, the commitment fee allocated to the Portfolio was $357. Since the line of credit was established, there have been no borrowings.

                       THIS PAGE INTENTIONALLY LEFT BLANK

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.***

SECRETARY
Robert Frenkel**

TREASURER
Linwood Downs*

  *AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR
 **AFFILIATED PERSON OF INVESTMENT MANAGER
***TRUSTEE EMERITUS


INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

              THE CITIFUNDS FAMILY

              LARGE CAP STOCKS
                 CitiFunds Growth & Income Portfolio
                 CitiFunds Large Cap Growth Portfolio

              SMALL CAP STOCKS
                 CitiFunds Small Cap Growth Portfolio
                 CitiFunds Small Cap Value Portfolio

              INTERNATIONAL STOCKS
                 CitiFunds International Growth & Income Portfolio CitiFunds International Growth Portfolio

              GROWTH WITH INCOME
                 CitiFunds Balanced Portfolio

              BONDS
                 CitiFunds Short-Term U.S. Government Income Portfolio CitiFunds Intermediate Income Portfolio
                 CitiFunds National Tax Free Income Portfolio
                 CitiFunds New York Tax Free Income Portfolio
                 CitiFunds California Tax Free Income Portfolio

              MONEY MARKETS
                 CitiFunds Cash Reserves
                 CitiFunds U.S. Treasury Reserves
                 CitiFunds Tax Free Reserves
                 CitiFunds New York Tax Free Reserves
                 CitiFunds California Tax Free Reserves
                 CitiFunds Connecticut Tax Free Reserves

This report is prepared for the information of shareholders of CitiFunds Intermediate Income Portfolio. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Intermediate Income Portfolio.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds Intermediate Income Portfolio, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.

(C)2000 Citicorp     [GRAPHIC OMITTED] Printed on recycled paper     CFS/INI/400